Document and Entity Information	Mar. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 01, 2022
Entity Registrant Name	ContextLogic Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39775
Entity Tax Identification Number	27-2930953
Entity Address, Address Line One	One Sansome Street
Entity Address, Address Line Two	33rd Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	415
Local Phone Number	432-7323
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001822250
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	WISH
Security Exchange Name	NASDAQ